Document and Entity Information	Nov. 07, 2019
Prospectus:
Document Type	497
Document Period End Date	Nov. 07, 2019
Registrant Name	BNY MELLON OPPORTUNITY FUNDS
Entity Central Index Key	0001111178
Entity Inv Company Type	N-1A
Amendment Flag	false
Document Creation Date	Nov. 07, 2019
Document Effective Date	Nov. 07, 2019
Prospectus Date	Mar. 01, 2019
BNY Mellon Strategic Beta Emerging Markets Equity Fund | Class Y | BNY MELLON OPPORTUNITY FUNDS
Prospectus:
Trading Symbol	DOFYX
BNY Mellon Strategic Beta Emerging Markets Equity Fund | Class I | BNY MELLON OPPORTUNITY FUNDS
Prospectus:
Trading Symbol	DOFIX
BNY Mellon Strategic Beta Emerging Markets Equity Fund | Class C | BNY MELLON OPPORTUNITY FUNDS
Prospectus:
Trading Symbol	DOFCX
BNY Mellon Strategic Beta Emerging Markets Equity Fund | Class A | BNY MELLON OPPORTUNITY FUNDS
Prospectus:
Trading Symbol	DOFAX
BNY Mellon Global Emerging Markets Fund | Class Y | BNY MELLON INVESTMENT FUNDS II, INC.
Prospectus:
Trading Symbol	DGEYX
BNY Mellon Global Emerging Markets Fund | Class I | BNY MELLON INVESTMENT FUNDS II, INC.
Prospectus:
Trading Symbol	DGIEX
BNY Mellon Global Emerging Markets Fund | Class C | BNY MELLON INVESTMENT FUNDS II, INC.
Prospectus:
Trading Symbol	DGECX
BNY Mellon Global Emerging Markets Fund | Class A | BNY MELLON INVESTMENT FUNDS II, INC.
Prospectus:
Trading Symbol	DGEAX